Nature of Business and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary Of Significant Accounting Policies [Line Items]
Interest-bearing deposits with other banks, maturity date	1 year
Restructured loans, minimum period of nonaccrual status to be considered as nonperforming	90 days
Minimum individual loan basis, with specific reserve requirement	$ 100
Advertising Expense	573	$ 642	$ 551
Accumulated Other Comprehensive Income (Loss)
Summary Of Significant Accounting Policies [Line Items]
Reclassification of accumulated other comprehensive income	0
Retained Earnings
Summary Of Significant Accounting Policies [Line Items]
Reclassification of accumulated other comprehensive income	$ 0
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Premises, furniture, fixtures and equipment, estimated useful lives	3 years
Core deposit intangibles, estimated useful lives	5 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Premises, furniture, fixtures and equipment, estimated useful lives	40 years
Core deposit intangibles, estimated useful lives	10 years